PARTNERSHIP CAPITAL (Tables)	6 Months Ended
Jun. 30, 2019
Equity [abstract]
Disclosure of classes of share capital
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	115.8	115.8
Ending balance	115.8	115.8

	Special General Partner		Limited Partners		Total
US$ MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	$19	$19	$4,911	$4,907	$4,930	$4,926
Unit issuance	—	—	4	14	4	14
Conversion from Exchange LP Units	—	—	51	20	51	20
Repurchased and cancelled	—	—	(28)	(30)	(28)	(30)
Ending balance	$19	$19	$4,938	$4,911	$4,957	$4,930
Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	49.9	32.0
Issued for cash	—	18.0
Repurchased and cancelled	—	(0.1)
Ending balance	49.9	49.9

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
US$ MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	$2,078	$2,078
Ending balance	$2,078	$2,078
Non-controlling interest – Exchange LP Units

	Non-controlling interest – Exchange LP Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	4.4	—
Issued for cash	—	5.7
Exchange LP conversion	(3.1)	(1.3)
Ending balance	1.3	4.4

	Non-controlling interest – Exchange LP Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	$212	$—
Unit issuance	—	232
Exchange LP conversion	(51)	(20)
Ending balance	$161	$212
(a) Special General and Limited Partnership Capital

	Special General Partner Units		Limited Partnership Units		Total
UNITS MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	1.6	1.6	277.3	276.6	278.9	278.2
Issued for cash	—	—	0.2	0.3	0.2	0.3
Conversion from Exchange LP Units	—	—	3.1	1.3	3.1	1.3
Repurchased and cancelled	—	—	(0.8)	(0.9)	(0.8)	(0.9)
Ending balance	1.6	1.6	279.8	277.3	281.4	278.9

	Preferred Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	$936	$595
Unit issuance	—	342
Repurchased and cancelled	(1)	(1)
Ending balance	$935	$936